STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (21,631)	$ (277,902)
Adjustments to reconcile net income to net cash provided by operating activities:
Interest earned on cash and marketable securities held in Trust Account		(25,917)
Changes in operating assets and liabilities:
Prepaid expenses		(342,117)
Accrued expenses		118,798
Net cash used in operating activities	(21,631)	(527,138)
Cash flows from investing activities:
Investment of cash in Trust Account		(414,000,000)
Net cash used in investing activities		(414,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	0	25,000
Proceeds from sale of Units, net of underwriting discounts paid		406,800,000
Repayment of advances from related parties		(21,631)
Advances from related party	21,631	300,000
Proceeds from promissory note	0
Repayment of promissory note - related party		(300,000)
Payment of offering costs		(488,532)
Net cash provided by financing activities	21,631	415,514,837
Net Change in Cash	0	987,699
Cash - Beginning	0	0
Cash - Ending	0	987,699
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption		396,006,810
Change in value of ordinary shares subject to possible redemption		(277,908)
Deferred underwriting fee		14,490,000
Offering costs included in accrued offering costs		$ 282,310
Deferred offering costs included in accrued offering costs	$ 52,673